Fair Value Measurements - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains from fair value changes of trading securities and derivative assets	¥ 12,938		¥ (63,390)	¥ 23,967
Asset impairment charges	0		0	0
Impairment charges of equity investment	¥ 0	$ 0	¥ 0	¥ 111,567